Revenue (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Total revenue	$ 2,018,363	$ 2,573,431	$ 7,513,660	$ 3,576,342	$ 4,712,212
North America [Member]
Total revenue	1,830,967	2,466,473	6,755,717	2,669,728	3,476,977
International [Member]
Total revenue	$ 187,396	$ 106,958	$ 757,943	$ 906,614	$ 1,235,235